[LOGO OF CDC NVEST FUNDS]

[GRAPHIC OMITTED]   Semiannual Report
                    December 31, 2002

                    CDC Nvest Cash Management Trust --
                       Money Market Series
                    Reich & Tang Asset Management

                    CDC Nvest Tax Exempt Money Market Trust
                    Reich & Tang Asset Management

                               PRESIDENT'S LETTER

                                                                   February 2003
--------------------------------------------------------------------------------

[PHOTO OMITTED]

John T. Hailer
President
CDC Nvest Funds

"...A professional
financial advisor
can help you take
the emotion out of
investing and make
sound, rational
decisions for the
long term."

Dear Shareholder:

The past six months repeated the shifting market patterns of the first half of 2002 -- a year marked by extremes. The bear market reached into its third year, questions surrounding corporate governance grew and the threat of war with Iraq intensified. Yet even through these dark clouds, investors found some bright spots and the market delivered seven weeks of positive returns through October and November, making for the longest rally since the first quarter of 2000. The Federal Reserve Board's 0.5% interest rate cut in November had an immediate effect on money market yields, but there now seems to be little likelihood of another cut.

It may be impossible to predict where the market will go from here, but there are steps you can take to be prepared. Now is a good time to return to such core investment principles as investing with a long-term outlook, diversifying your portfolio, managing your asset allocation, and looking to your financial advisor for guidance.

This fourth principle may be the most important for these times. When you are unnerved by volatility and uncertainty, a professional financial advisor can help you take the emotion out of investing and make sound, rational decisions for the long term.

As you plan your future, CDC Nvest Funds will be here for you, giving you access to the depth and strength of CDC IXIS Asset Management, a $293 billion* global money manager. Through its unique multi-manager approach we can bring you a diverse selection of investment disciplines that may help you achieve many goals in the years ahead.

We thank you for continuing to place your trust in CDC Nvest Funds and look forward to helping you succeed, whatever the future brings.

Sincerely,


/s/ John T. Hailer
John T. Hailer
President
CDC Nvest Funds

*As of 9/30/02

                          CDC NVEST MONEY MARKET FUNDS

                                                     Annualized Seven-Day Yields

----------------------------------------------------------------------------------------------
                                                         December 31, 2002    January 31, 2003
----------------------------------------------------------------------------------------------
                                                          Class A, B & C       Class A, B & C
CDC Nvest Cash Management Trust -- Money Market Series         0.76%                0.66%
----------------------------------------------------------------------------------------------
                                                           Class A & B          Class A & B
CDC Nvest Tax Exempt Money Market Trust                        0.37%                0.17%
----------------------------------------------------------------------------------------------

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the funds' current earnings more closely than total return.

CDC Nvest Tax Exempt Money Market Trust's seven-day yield for January 31, 2003 reflects downward adjustments on floating rate notes and lower yields on newly issued money market securities. For more information, see the Management Discussion on page 3 of this report. The funds' most current yields are available on the CDC Nvest funds' website -- www.cdcnvestfunds.com.

                               Average Annual Total Returns -- December 31, 2002

CDC Nvest Cash Management Trust -- Money Market Series

--------------------------------------------------------------------------------------
Class A (Inception 7/10/78)   6 Months   1 Year      5 Years            10 Years
Net Asset Value(1)              0.50%     1.06%       3.94%               4.06%
--------------------------------------------------------------------------------------
Class B (Inception 9/13/93)   6 Months   1 Year      5 Years         Since Inception
Net Asset Value(1)              0.50%     1.06%       3.94%               4.18%
--------------------------------------------------------------------------------------
Class C (Inception 3/1/98)    6 Months   1 Year   Since Inception
Net Asset Value(1)              0.50%     1.06%       3.91%
--------------------------------------------------------------------------------------

CDC Nvest Tax Exempt Money Market Trust

--------------------------------------------------------------------------------------
Class A (Inception 4/21/83)   6 Months   1 Year     5 Years(2)         10 Years(2)
Net Asset Value(1)              0.20%     0.44%       2.35%               2.62%
--------------------------------------------------------------------------------------
Class B (Inception 9/13/93)   6 Months   1 Year     5 Years(2)      Since Inception(2)
Net Asset Value(1)              0.20%     0.44%       2.35%               2.70%
--------------------------------------------------------------------------------------

(1) These returns include reinvestment of distributions, represent past performance and do not predict future results.

(2) The advisor waived certain fees during the period indicated and the fund's average annual returns would have been lower if these had not been waived.

These two funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although both funds seek to maintain a constant share price of $1.00, it is possible to lose money by investing in them.

--------------------------------------------------------------------------------
CDC Nvest Cash Management Trust - Money Market Series
--------------------------------------------------------------------------------
Objective:
Seeks maximum current income consistent with preservation of capital and liquidity.

Strategy:
Invests primarily in high-quality, short-term, U.S. and dollar-denominated foreign money market investments.

Manager:
Molly J. Flewharty,
Reich & Tang Asset Management

--------------------------------------------------------------------------------
CDC Nvest Tax Exempt Money Market Trust
--------------------------------------------------------------------------------
Objective:
Seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

Strategy:
Focuses on high-quality, short-term, U.S. municipal money market investments that pay interest exempt from federal income tax.

Manager:
Molly J. Flewharty,
Reich & Tang Asset Management

                          CDC NVEST MONEY MARKET FUNDS


                                                                Economic Summary
--------------------------------------------------------------------------------

Federal Reserve Board policy has a greater influence on money market rates than any other factor. During most of the six-month period ended December 31, 2002, the Fed remained on the sidelines, watching for signs of economic direction to emerge.

Finally, in early November, the Fed's concerns about the sluggish economy prompted the Board to lower the federal funds rate by one half a percentage point. (The federal funds rate is what the Federal Reserve charges banks on short-term loans.) Short-term interest rates tumbled from 1.75% at the beginning of the fiscal period to 1.25% in early November -- their lowest level in 41 years -- and remained at that level through the end of December.

While money market rates have shifted in a relatively narrow range, the past six months were volatile for the stock market. The long decline in stock prices was interrupted in October, but the market weakened again in December. Uneven economic growth, meager corporate profits, a lack of confidence in corporate accounting, and fears of a possible double-dip recession generally sapped investor confidence. Concerns about future terrorist incidents and the possibility of another war with Iraq added to the climate of uncertainty. High-quality bonds were one of the few financial assets that performed well, helped by low inflation and investors' preference for low risk.

The general perception is that the economy has been recovering more slowly than expected. Investors now seem to be skeptical about prospects for an economic resurgence in 2003. Having said that, there seems to be a general consensus that the Fed will keep interest rates stable over the next several quarters, as it awaits evidence that earlier rate cuts have had an impact on economic growth. Indeed, we believe that there is little likelihood of a rate hike until 2004, or late in the fourth quarter of 2003, at the earliest.

Although money market yields remain low, they are likely to rise if short-term interest rates begin to inch up. In the meantime, CDC Nvest Money Market Funds continue to offer a combination of current income, liquidity and relative safety.

CDC Nvest Cash Management Trust                            Management Discussion
--------------------------------------------------------------------------------

From the start of CDC Nvest Cash Management Trust's fiscal year on July 1 through the middle of its fiscal year on December 31, 2002, short-term interest rates generally remained at historic lows. Although this means their yields were low, money market funds continued to offer shareholders a combination of relative safety and easy access to their cash.

Throughout the six-month period, the fund maintained a constant price of $1.00 per share and provided a total return of 0.50%, based on the net asset value of Class A shares and $0.0050 per share in reinvested dividends. The fund's seven-day SEC yield as of the end of December was 0.76%.

MANAGER EXTENDED MATURITIES, EMPHASIZED GOVERNMENT AGENCIES AND COMMERCIAL PAPER

With the economy continuing to grow at a sluggish pace, we believed the Fed might make additional cuts in short-term rates. Consequently, we extended the fund's average maturity early in the period, locking in yields for as long as possible.

In addition to extending average maturities, we also invested a portion of assets in U.S. government agency securities. These securities offer strong credit ratings and are considered safe investments. However, commercial paper accounted for most of the fund's assets throughout the period. These securities typically offer higher yields than other types of money market instruments, with only minimal additional risk.

FED EXPECTED TO ADOPT NEUTRAL STANCE

Looking ahead, we expect short-term interest rates to remain at their current low levels. We believe the Fed will adopt a neutral position toward rates, waiting to see if last year's cycle of cuts provides enough momentum to get the economy moving again.

Currently, the fund is positioned to generate as much income as possible in this low-interest-rate environment. Going forward, we expect to follow strategies similar to those we used over the past six months, emphasizing high-quality investments and keeping average maturities on the longer side to lock in yields. However, we will remain flexible, and carefully monitor the Federal Reserve's activities, watching for signs of any policy changes ahead.

                          CDC NVEST MONEY MARKET FUNDS

CDC Nvest Tax Exempt Money Market Trust                    Management Discussion
--------------------------------------------------------------------------------

Nominal yields on tax-exempt money market securities remained low throughout the six months ended December 31, 2002. While they are influenced by the same factors as taxable instruments, tax-exempt money market yields also respond to seasonal changes in supply-and-demand factors. As professional managers, we are always seeking additional yield opportunities for shareholders.

During the period, CDC Nvest Tax Exempt Money Market Trust maintained a constant price of $1.00 per share, providing a total return of 0.20% based on the net asset value of Class A shares and $0.0020 per share in reinvested dividends. The fund's seven-day SEC yield as of the end of December was 0.37%, which is equivalent to a taxable yield of 0.60% based on the highest 2002 federal tax bracket of 38.0%.

By January 31, the fund's seven-day SEC yield had declined to 0.17%. Money market investments, including tax-exempt obligations, respond rapidly to changing interest rates, and the Federal Reserve Board cut rates by one half a percentage point early in November. As portfolio securities mature, the fund replaces them with new securities issued at lower rates. More significantly, floating-rate notes represent a large portion of the fund's assets; these instruments pay interest that is adjusted periodically, and many of these were adjusted downward in January, reducing the fund's income.

                                             % of Net Assets
                                                 as of
              Five Largest States      12/31/02         6/30/02
              -------------------------------------------------
              Texas                      18.6%           23.4%
              -------------------------------------------------
              Tennessee                  10.4            10.7
              -------------------------------------------------
              Florida                     9.0             7.3
              -------------------------------------------------
              Pennsylvania                6.8             5.2
              -------------------------------------------------
              Hawaii                      6.7             6.2

SUPPLY AND DEMAND INFLUENCE TAX-EXEMPT RATES

Although economic factors and changes in Fed policy impact the tax-exempt market, supply and demand also heavily influence rates on short-term municipal securities. Because the fiscal year end for most municipalities is June 30, the supply of newly issued one-year, fixed-rate securities is typically high in early July. Consequently, we usually add new investments at the start of the fund's fiscal year, when the increase in supply generally produces attractive yields.

Although supply was substantial this past summer, the credit quality of many of the notes concerned us. Reflecting the nation's economic downturn, many states had high budget deficits and were in poor fiscal health. We extended average maturity to lock in rates, but with an eye toward quality. We focused on issues from states that were effectively managing budget problems, such as Wisconsin and Texas, and steered clear of states that were struggling, including California and New York. Although we maintained average maturity in the 65- to 70-day range throughout the period, we were concerned that the sluggish economy might prompt the Fed to lower interest rates again, which they did in early November.

MANAGER EXPECTS INTEREST-RATE ENVIRONMENT TO STABILIZE

In the next six months, we expect interest rates to remain at their current low levels in a non-inflationary environment. Yields on money market municipal securities should continue to be shaped by seasonal and local forces, as well as by broad economic factors. We will continue to seek investment opportunities with the best potential and try to lock in the best yields available by extending the fund's average maturity whenever possible.

These two funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although both funds seek to maintain a constant share price of $1.00, it is possible to lose money by investing in them.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

Some of CDC Nvest Tax Exempt Money Market Trust's income may be subject to federal and state taxes. Capital gains are fully taxable. Investors may be subject to the Alternative Minimum Tax (AMT). See the fund's prospectus for details.

--------------------------------------------------------------------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------------------------------

                          CDC NVEST MONEY MARKET FUNDS


                                   FINANCIAL
                                   STATEMENTS

                    CASH MANAGEMENT TRUST MONEY MARKET SERIES

Investments as of December 31, 2002 (unaudited)

Investments  -- 100.7% of Total Net Assets

  Principal
    Amount     Description                                                                 Value (a)
------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER -- 91.5%
               Airlines -- 1.6%
$  7,585,000   New York City, NY, Industrial Development Agency,
               1.850%, 7/01/2008(c) .................................................... $   7,585,000
                                                                                         -------------
               Asset-Backed -- 14.8%
   7,376,000   Fountain Square Commercial Funding Corp.,
               1.850%, 1/08/2003 .......................................................     7,373,725
   5,000,000   Preferred Receivable Funding, 144A, 1.530%, 1/09/2003 ...................     4,998,512
  10,000,000   Greyhawk Funding LLC, 144A, 1.360%, 1/10/2003 ...........................     9,996,978
   5,000,000   Triple-A-One Funding Corp., 1.370%, 1/14/2003 ...........................     4,997,717
  15,000,000   Market Street Funding Corp., 1.350%, 1/29/2003 ..........................    14,984,812
  10,000,000   Long Lane Master Trust IV, 1.710%, 1/30/2003 ............................     9,986,700
   5,000,000   Long Lane Master Trust IV, 1.350%, 2/12/2003 ............................     4,992,312
  15,000,000   Kitty Hawk Funding Corp., 1.680%, 2/18/2003 .............................    14,967,100
                                                                                         -------------
                                                                                            72,297,856
                                                                                         -------------
               Banking -- 19.7%
  10,000,000   HBOS Treasury Services PLC, 1.340%, 1/31/2003 ...........................     9,989,206
   5,000,000   Societe Generale North America, 1.770%, 2/03/2003 .......................     4,992,133
  15,000,000   HBOS Treasury Services PLC, 1.650%, 2/04/2003 ...........................    14,977,312
  15,000,000   Banco Bradesco SA, 1.410%, 2/18/2003 ....................................    14,972,387
  10,000,000   Societe Generale North America, 1.335%, 2/26/2003 .......................     9,979,604
   6,000,000   Banco Rio de la Plata SA, 1.340%, 3/06/2003 .............................     5,985,930
   9,000,000   Banco Rio de la Plata SA, 2.250%, 3/06/2003 .............................     8,964,563
  10,000,000   Banco Rio de la Plata SA, 1.880%, 5/27/2003 .............................     9,924,278
  16,500,000   Banco Continental de Panama SA, 1.380%, 6/04/2003 .......................    16,403,228
                                                                                         -------------
                                                                                            96,188,641
                                                                                         -------------
               Beverages, Food & Tobacco -- 1.2%
   6,000,000   Louis Dreyfus Corp., 1.360%, 1/16/2003 ..................................     5,996,827
                                                                                         -------------
               Building -- 7.1%
   1,225,000   Shayeson-Huff Properties LLC, 144A, 1.600%, 11/01/2016 (c) ..............     1,225,000
   2,875,000   Cardiology Building Associates LLC, 1.500%, 10/01/2021 (c) ..............     2,875,000
   2,700,000   J&M LLC, 1.620%, 10/01/2026 (c) .........................................     2,700,000
  17,450,000   MOB Management Two LLC, 1.800%, 12/01/2026 (c) ..........................    17,450,000
   5,200,000   VWS McAdory Market LLC, 1.550%, 7/01/2027 (c) ...........................     5,200,000
   2,015,000   Daniel Land Co., 2.010%, 10/01/2027 (c) .................................     2,015,000
   3,130,000   MOB Management One LLC, 1.800%, 12/01/2031 (c) ..........................     3,130,000
                                                                                         -------------
                                                                                            34,595,000
                                                                                         -------------
               Containers & Packaging -- 2.0%
  10,000,000   Florens Container, Inc., 1.780%, 1/22/2003 ..............................     9,990,111
                                                                                         -------------
               Education -- 3.1%
  15,000,000   Board of Trustees of the Leland Stanford Junior University,
               1.310%, 4/09/2003 .......................................................    14,947,054
                                                                                         -------------
               Financial Services -- 17.0%
   5,000,000   Alliance & Leicester PLC, 1.700%, 1/10/2003 .............................     4,998,107
   5,000,000   Asset Portfolio Funding Corp., 1.540%, 1/23/2003 ........................     4,995,508
  20,000,000   Asset Portfolio Funding Corp., 1.630%, 1/23/2003 ........................    19,980,984
  10,000,000   Alliance & Leicester PLC, 1.760%, 1/29/2003 .............................     9,986,800
  10,000,000   Alliance & Leicester PLC, 1.770%, 1/29/2003 .............................     9,986,726
  15,000,000   Corporate Asset Funding Co., 1.340%, 2/04/2003 ..........................    14,981,575
   5,000,000   General Electric Capital Corp., 1.650%, 4/29/2003 .......................     4,973,188
   5,000,000   General Electric Capital Corp., Medium Term Note,
               1.450%, 10/17/2003 ......................................................     5,000,000
   2,425,000   SSK Co. LLC, 1.600%, 11/01/2021 (c) .....................................     2,425,000
   2,100,000   The Jobs Co. LLC, 1.620%, 2/01/2022 (c) .................................     2,100,000
   3,505,000   Alpine Capital Investments LLC, 1.650%, 9/15/2027 (c) ...................     3,505,000
                                                                                         -------------
                                                                                            82,932,888
                                                                                         -------------
               General Obligation -- 0.1%
     565,000   Watertown, WI, 2.000%, 5/01/2003 ........................................       565,000
                                                                                         -------------
               Heavy Machinery -- 3.1%
  15,000,000   Caterpillar Financial Services Corp., 1.840%, 7/09/2003 .................    15,000,000
                                                                                         -------------
               Hospital -- 0.6%
   3,130,000   Birmingham, AL, Special Care Facilities Financing Authority,
               1.620%, 9/01/2018 (c) ...................................................     3,130,000
                                                                                         -------------
               Multi-Family Housing -- 4.5%
   5,000,000   Connecticut Housing Finance Authority, 1.500%, 5/15/2033 (c) ............     5,000,000
   2,500,000   New York City, NY, Housing Development Corp.,
               1.400%, 1/15/2034 (c) ...................................................     2,500,000
  10,000,000   New York Housing Finance Agency, 1.400%, 11/01/2034 (c) .................    10,000,000
   4,544,838   Los Angeles, CA, Community Redevelopment Agency,
               1.650%, 12/15/2034 (c) ..................................................     4,544,838
                                                                                         -------------
                                                                                            22,044,838
                                                                                         -------------
               Insurance -- 2.0%
  10,000,000   Dean Health Systems, Inc., 1.350%, 1/14/2003 ............................     9,995,500
                                                                                         -------------
               Pooled Funds -- 1.2%
   6,000,000   California Pollution Control Financing Authority,
               1.200%, 1/02/2003 .......................................................     6,000,000
                                                                                         -------------
               Public Power/Utility -- 3.9%
  19,000,000   New Jersey Economic Development Authority,
               1.850%, 9/01/2021 (c) ...................................................    19,000,000
                                                                                         -------------
               Special Purpose Entity -- 5.1%
  25,000,000   Special Purpose Accounts Receivable Cooperative Corp.,
               1.360%, 1/14/2003 .......................................................    24,988,666
                                                                                         -------------
               Temporary Note -- 2.0%
  10,000,000   Mississippi, 1.640%, 12/01/2003 .........................................    10,000,385
                                                                                         -------------
               U.S. Government Agencies -- 2.5%
   2,000,000   Federal Farm Credit Bank Discount Notes, 2.550%, 3/07/2003 ..............     1,990,941
   5,000,000   Federal Home Loan Bank Discount Notes, 2.330%, 4/24/2003 ................     4,963,755
   5,000,000   Student Loan Marketing Association, Medium Term Note,
               2.600%, 7/02/2003 .......................................................     5,002,900
                                                                                         -------------
                                                                                            11,957,596
                                                                                         -------------
               Total Commercial Paper (Cost $447,215,362) ..............................   447,215,362
                                                                                         -------------
               CERTIFICATES OF DEPOSIT -- 7.1%
  10,000,000   Sigma Finance Corp., 1.820%, 4/15/2003 ..................................     9,999,714
   5,000,000   Rabobank Nederland NV NY, 2.620%, 5/16/2003 .............................     4,999,819
  20,000,000   Toronto-Dominion Bank (The)/NY, 1.510%, 11/12/2003 ......................    20,000,000
                                                                                         -------------
               Total Certificates of Deposit (Cost $34,999,533) ........................    34,999,533
                                                                                         -------------
               TIME DEPOSITS -- 2.1%
  10,100,000   BNP Paribas SA, 1.250%, 1/02/2003 .......................................    10,100,000
                                                                                         -------------
               Total Time Deposits (Cost $10,100,000) ..................................    10,100,000
                                                                                         -------------
               SHORT TERM INVESTMENT -- 0.0%
      46,672   Repurchase Agreement with Investors Bank & Trust Co. dated
               12/31/2002 at 1.00% to be repurchased at $46,675 on 1/02/2003, collateralized by $46,969 Federal National Mortgage Association Bond,
               7.015%, due 8/01/2030 valued at $49,005 .................................        46,672
                                                                                         -------------
               Total Short Term Investment (Cost $46,672) ..............................        46,672
                                                                                         -------------
                 Total Investments -- 100.7% (Identified Cost $492,361,567) (b) ........   492,361,567
                 Other assets less liabilities .........................................    (3,531,395)
                                                                                         -------------
                 Total Net Assets -- 100.0% ............................................ $ 488,830,172
                                                                                         =============

(a)  See Note 2a of Notes to Financial Statements.
(b)  The aggregate cost for federal income tax purposes was $492,361,567.
(c) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
     These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,220,490 or 3.3% of net assets.

                See accompanying notes to financial statements.

                          TAX EXEMPT MONEY MARKET TRUST

Investments as of December 31, 2002 (unaudited)

Investments  -- 100.0% of Total Net Assets

  Principal
    Amount     Description                                                                 Value (a)
------------------------------------------------------------------------------------------------------
               Alaska -- 5.1%
$    665,000   Alaska Industrial Development & Export Authority,
               2.050%, 7/01/2003 (c) ................................................... $     665,000
     160,000   Alaska Industrial Development & Export Authority,
               2.050%, 7/01/2005 (c) ...................................................       160,000
      75,000   Alaska Industrial Development & Export Authority,
               2.050%, 7/01/2005 (c) ...................................................        75,000
     240,000   Alaska Industrial Development & Export Authority,
               2.050%, 7/01/2006 (c) ...................................................       240,000
     100,000   Alaska Industrial Development & Export Authority,
               2.050%, 7/01/2007 (c) ...................................................       100,000
     190,000   Alaska Industrial Development & Export Authority,
               2.050%, 7/01/2007 (c) ...................................................       190,000
     380,000   Alaska Industrial Development & Export Authority,
               2.050%, 7/01/2012 (c) ...................................................       380,000
                                                                                         -------------
                                                                                             1,810,000
                                                                                         -------------
               Florida -- 9.0%
     400,000   Sarasota County, FL, Public Hospital District,
               1.400%, 1/16/2003 .......................................................       400,000
     500,000   Gainesville, FL, Utilities System,
               1.250%, 2/14/2003 .......................................................       500,000
   1,000,000   Sarasota County, FL, Public Hospital District,
               1.100%, 3/19/2003 .......................................................     1,000,000
   1,300,000   Palm Beach County, FL, Industrial Development,
               1.850%, 11/01/2011 (c) ..................................................     1,300,000
                                                                                         -------------
                                                                                             3,200,000
                                                                                         -------------
               Hawaii -- 6.7%
     500,000   Honolulu, HI, City & County,
               1.500%, 2/05/2003 .......................................................       500,000
   1,875,000   Honolulu, HI, City & County,
               1.300%, 12/01/2013 (c) ..................................................     1,875,274
                                                                                         -------------
                                                                                             2,375,274
                                                                                         -------------
               Illinois -- 6.2%
   2,200,000   McCook, IL,
               1.600%, 12/01/2021 (c) ..................................................     2,200,000
                                                                                         -------------
               Indiana -- 2.8%
   1,000,000   Indiana Bond Bank,
               2.250%, 1/22/2003 .......................................................     1,000,339
                                                                                         -------------
               Iowa -- 3.9%
   1,000,000   West Des Moines, IA, Commerical Development,
               1.550%, 12/01/2014 (c) ..................................................     1,000,000
     400,000   Iowa Finance Authority, Kuemper Catholic High School,
               1.850%, 6/01/2028 (c) ...................................................       400,000
                                                                                         -------------
                                                                                             1,400,000
                                                                                         -------------
               Maine -- 2.8%
   1,000,000   Maine,
               2.250%, 6/30/2003 .......................................................     1,003,656
                                                                                         -------------
               Maryland -- 4.2%
   1,500,000   Baltimore County, MD, Metropolitan District,
               1.500%, 2/04/2003 .......................................................     1,500,000
                                                                                         -------------
               Michigan -- 1.6%
     550,000   Michigan State Strategic Fund, Revenue,
               1.750%, 6/15/2010 (c) ...................................................       550,000
                                                                                         -------------
               Nevada -- 2.9%
   1,000,000   Clark County, NV, School District,
               5.000%, 6/15/2003 .......................................................     1,014,827
                                                                                         -------------
               New York -- 2.8%
   1,000,000   Triborough Bridge & Tunnel Authority,
               1.850%, 1/01/2003 .......................................................     1,000,000
                                                                                         -------------
               Ohio -- 3.4%
   1,000,000   University of Akron, OH,
               2.500%, 6/26/2003 .......................................................     1,003,790
     200,000   Ohio Air Quality Development Authority,
               1.700%, 9/01/2030 (c) ...................................................       200,000
                                                                                         -------------
                                                                                             1,203,790
                                                                                         -------------
               Pennsylvania -- 6.8%
   2,000,000   Quakertown, PA, Hospital Authority,
               1.600%, 7/01/2005 (c) ...................................................     2,000,000
     400,000   Philadelphia, PA, Authority for Industrial Development,
               1.800%, 7/01/2025 (c) ...................................................       400,000
                                                                                         -------------
                                                                                             2,400,000
                                                                                         -------------
               Tennessee -- 10.4%
   1,500,000   Shelby County, TN,
               1.300%, 2/05/2003 .......................................................     1,500,000
   2,200,000   Blount County, TN, Industrial Development Board,
               1.950%, 8/01/2008 (c) ...................................................     2,200,000
                                                                                         -------------
                                                                                             3,700,000
                                                                                         -------------
               Texas -- 18.6%
     500,000   Austin, TX,
               1.550%, 1/15/2003 .......................................................       500,000
   1,000,000   San Antonio, TX, Water System,
               1.300%, 3/13/2003 .......................................................     1,000,000
   1,500,000   Texas,
               2.750%, 8/29/2003 .......................................................     1,513,128
   2,100,000   Montgomery County, TX, Industrial Development Authority,
               1.550%, 8/01/2017 (c) ...................................................     2,100,000
   1,500,000   San Antonio, TX, Airport System,
               1.700%, 4/01/2020 (c) ...................................................     1,500,000
                                                                                         -------------
                                                                                             6,613,128
                                                                                         -------------
               Utah -- 3.4%
     200,000   Salt Lake County, UT, Pollution Control,
               1.750%, 2/01/2008 (c) ...................................................       200,000
   1,000,000   Intermountain Power Agency,
               1.250%, 7/01/2018 (c) ...................................................     1,000,000
                                                                                         -------------
                                                                                             1,200,000
                                                                                         -------------
               Washington -- 2.0%
     315,000   Moses Lake, WA,
               1.500%, 8/01/2003 .......................................................       315,000
     370,000   Franklin County, WA,
               3.500%, 12/01/2003 ......................................................       376,691
                                                                                         -------------
                                                                                               691,691
                                                                                         -------------
               Wisconsin -- 1.4%
     500,000   West Allis West Milwaukee, WI, School District,
               1.800%, 9/22/2003 .......................................................       500,176
                                                                                         -------------
               Wyoming -- 3.1%
   1,000,000   Sweetwater County, WY, Pollution Control,
               1.500%, 2/12/2003 .......................................................     1,000,000
     100,000   Sublette County, WY, Pollution Control,
               1.700%, 11/01/2014 (c) ..................................................       100,000
                                                                                         -------------
                                                                                             1,100,000
                                                                                         -------------
               Other Obligations -- 2.9%
   1,045,000   Puttable Floating Option Tax-Exempt Receipts,
               1.450%, 1/01/2032 (c) ...................................................     1,044,960
                                                                                         -------------
                 Total Investments -- 100.0%
                 (Identified Cost $35,507,841) (b) .....................................    35,507,841
                 Other assets less liabilities .........................................        15,236
                                                                                         -------------
                 Total Net Assets -- 100% .............................................. $  35,523,077
                                                                                         =============

(a)  See Note 2a of Notes to Financial Statements.
(b) The aggregate cost for federal income tax purposes was $35,507,841. At June 30, 2002 the fund had a capital loss carryover of approximately $7,652, which expires on June 30, 2008. This may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(c) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.

                See accompanying notes to financial statements.

                       STATEMENTS OF ASSETS & LIABILITIES

December 31, 2002 (unaudited)

                                                                                           Cash Management Trust     Tax Exempt
                                                                                                Money Market        Money Market
                                                                                                   Series               Trust
                                                                                                ------------        ------------
ASSETS
   Investments, at value (Identified cost $492,361,567 and $35,507,841, respectively) ...       $492,361,567        $ 35,507,841
   Cash .................................................................................                 --              18,230
Receivable for:
   Shares sold ..........................................................................          1,843,475             102,759
   Interest .............................................................................            414,381             133,655
                                                                                                ------------        ------------
                                                                                                 494,619,423          35,762,485
                                                                                                ------------        ------------
LIABILITIES
Payable for:
   Shares redeemed ......................................................................          5,166,220             121,057
   Dividends payable ....................................................................              4,835                 175
Accrued expenses:
   Management fees ......................................................................            173,542              12,155
   Deferred Trustees' fees ..............................................................            117,419              44,407
   Transfer agent .......................................................................            275,154              26,026
   Accounting and administrative fees ...................................................             29,154               2,087
   Other expenses .......................................................................             22,927              33,501
                                                                                                ------------        ------------
                                                                                                   5,789,251             239,408
                                                                                                ------------        ------------
NET ASSETS ..............................................................................       $488,830,172        $ 35,523,077
                                                                                                ============        ============

Net assets consist of:
   Paid in capital ......................................................................       $488,746,462        $ 35,514,384
   Undistributed net investment income ..................................................             63,261              16,345
   Accumulated net realized gain (losses) ...............................................             20,449              (7,652)
                                                                                                ------------        ------------
NET ASSETS ..............................................................................       $488,830,172        $ 35,523,077
                                                                                                ============        ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

   Class A shares:
      Net assets ........................................................................       $448,695,464        $ 35,238,804
                                                                                                ============        ============
      Shares of beneficial interest .....................................................        448,614,351          35,229,699
                                                                                                ============        ============
      Net asset value and redemption price per share ....................................       $       1.00        $       1.00
                                                                                                ============        ============
   Class B shares:
      Net assets ........................................................................       $ 36,337,186        $    284,273
                                                                                                ============        ============
      Shares of beneficial interest .....................................................         36,335,419             284,211
                                                                                                ============        ============
      Net asset value and redemption price per share ....................................       $       1.00        $       1.00
                                                                                                ============        ============
   Class C shares:
      Net assets ........................................................................       $  3,797,522        $         --
                                                                                                ============        ============
      Shares of beneficial interest .....................................................          3,796,907                  --
                                                                                                ============        ============
      Net asset value and redemption price per share ....................................       $       1.00        $         --
                                                                                                ============        ============

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2002 (unaudited)

                                                                                           Cash Management Trust     Tax Exempt
                                                                                                Money Market        Money Market
                                                                                                   Series               Trust
                                                                                                ------------        ------------
INVESTMENT INCOME
   Interest ....................................................................................$  5,040,789        $    303,585
                                                                                                ------------        ------------
   Expenses
      Management fees ..........................................................................   1,075,085              75,537
      Trustees' fees and expenses ..............................................................      17,987               3,615
      Accounting and administrative ............................................................     171,557              11,842
      Custodian fees ...........................................................................      35,637              15,997
      Transfer agent ...........................................................................     944,707              79,439
      Audit and tax services ...................................................................      12,915              12,648
      Legal fees ...............................................................................      10,269               2,133
      Shareholder reporting ....................................................................      33,601               3,528
      Registration fees ........................................................................      29,957              22,835
      Miscellaneous ............................................................................      16,065               1,038
                                                                                                ------------        ------------
   Total expenses before reductions ............................................................   2,347,780             228,612
      Less reductions ..........................................................................          --                (501)
                                                                                                ------------        ------------
   Net expenses ................................................................................   2,347,780             228,111
Net investment income ..........................................................................   2,693,009              75,474
                                                                                                ------------        ------------

REALIZED GAIN (LOSS) ON INVESTMENTS
      Realized gain (loss) on investments - net ................................................       1,201                  --
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................$  2,694,210        $     75,474
                                                                                                ============        ============

                See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Cash Management Trust                  Tax Exempt
                                                                         Money Market Series               Money Market Trust
                                                                   ------------------------------     ----------------------------
                                                                     Six Months                         Six Months
                                                                       Ended                              Ended
                                                                    December 31,      Year Ended       December 31,    Year Ended
                                                                        2002           June 30,            2002         June 30,
                                                                    (unaudited)          2002          (unaudited)        2002
                                                                   -------------    -------------     ------------    ------------
FROM OPERATIONS
   Net investment income ......................................... $   2,693,009    $   9,667,827     $     75,474    $    363,895
   Net realized gain on investments ..............................         1,201           19,248               --              --
                                                                   -------------    -------------     ------------    ------------
   Increase in net assets resulting from operations ..............     2,694,210        9,687,075           75,474         363,895
                                                                   -------------    -------------     ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income (a)
      Class A ....................................................    (2,485,858)      (9,133,092)         (74,788)       (361,484)
      Class B ....................................................      (185,813)        (482,242)            (686)         (2,411)
      Class C ....................................................       (24,371)         (57,910)              --              --
                                                                   -------------    -------------     ------------    ------------
                                                                      (2,696,042)      (9,673,244)         (75,474)       (363,895)
                                                                   -------------    -------------     ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (b)
   Proceeds from the sale of shares ..............................   336,531,392      773,190,735       14,494,741      35,818,308
   Net asset value of shares issued in connection with the
      reinvestment of dividends from net investment income and
      distributions from net realized gains ......................     2,622,287        9,444,340           73,703         355,426
   Cost of shares redeemed .......................................  (382,369,242)    (795,752,837)     (17,542,427)    (45,134,739)
                                                                   -------------    -------------     ------------    ------------
Decrease in net assets derived from capital share transactions ...   (43,215,563)     (13,117,762)      (2,973,983)     (8,961,005)
                                                                   -------------    -------------     ------------    ------------

   Total decrease in net assets ..................................   (43,217,395)     (13,103,931)      (2,973,983)     (8,961,005)
NET ASSETS
   Beginning of period ...........................................   532,047,567      545,151,498       38,497,060      47,458,065
                                                                   -------------    -------------     ------------    ------------
   End of period ................................................. $ 488,830,172    $ 532,047,567     $ 35,523,077    $ 38,497,060
                                                                   -------------    -------------     ------------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME .............................. $      63,261    $      66,294     $     16,345    $     16,345
                                                                   =============    =============     ============    ============

(a) Amounts distributed include a net realized short-term gain of $8,450 for the Cash Management Trust Money Market Series for the year ended June 30, 2002.
(b)  Shares of the series are sold and redeemed at Net Asset Value ($1.00).

                 See accompanying notes to financial statements.

                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                                               Income from investment operations:
                                                            ----------------------------------------
                                                Net asset
                                                 value,                   Net realized
                                                beginning       Net      and unrealized   Total from
                                                   of       investment   gain (loss) on   investment
                                               the period     income       investments    operations
                                               ----------   ----------   --------------   ----------
CASH MANAGEMENT TRUST - MONEY MARKET SERIES

   Class A,B,C
   12/31/2002(a)                                 $ 1.00       $ 0.01          $ --          $ 0.01
   6/30/2002                                       1.00         0.02            --            0.02
   6/30/2001                                       1.00         0.05            --            0.05
   6/30/2000                                       1.00         0.05            --            0.05
   6/30/1999                                       1.00         0.04            --            0.04
   6/30/1998(b)                                    1.00         0.05            --            0.05

TAX EXEMPT MONEY MARKET TRUST

   Class A, B
   12/31/2002(a)                                 $ 1.00       $   --(i)       $ --          $   --
   6/30/2002                                       1.00         0.01            --            0.01
   6/30/2001                                       1.00         0.03            --            0.03
   6/30/2000                                       1.00         0.03            --            0.03
   6/30/1999                                       1.00         0.03            --            0.03
   6/30/1998                                       1.00         0.03            --            0.03

                                                             Less distributions:
                                               ----------------------------------------------
                                                 Dividends      Distributions                   Net asset
                                                    from          from net                        value,       Total
                                               net investment     realized          Total         end of      return
                                                   income       capital gains   distributions   the period      (%)
                                               --------------   -------------   -------------   ----------   ---------
CASH MANAGEMENT TRUST - MONEY MARKET SERIES

   Class A,B,C
   12/31/2002(a)                                 $ (0.01)           $ --          $ (0.01)        $ 1.00       0.5
   6/30/2002                                       (0.02)(c)          --            (0.02)          1.00       1.8
   6/30/2001                                       (0.05)(c)          --            (0.05)          1.00       5.4
   6/30/2000                                       (0.05)(c)          --            (0.05)          1.00       5.1
   6/30/1999                                       (0.04)(c)          --            (0.04)          1.00       4.6
   6/30/1998(b)                                    (0.05)             --            (0.05)          1.00       5.0

TAX EXEMPT MONEY MARKET TRUST

   Class A, B
   12/31/2002(a)                                 $   (--)(i)        $ --          $   (--)        $ 1.00       0.2
   6/30/2002                                       (0.01)             --            (0.01)          1.00       0.9
   6/30/2001                                       (0.03)             --            (0.03)          1.00       3.2(d)
   6/30/2000                                       (0.03)(b)          --            (0.03)          1.00       3.1(d)
   6/30/1999                                       (0.03)             --            (0.03)          1.00       2.8(d)
   6/30/1998                                       (0.03)             --            (0.03)          1.00       3.3(d)

The subadviser to the Trusts prior to June 1, 2001 was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Trusts.
(a)  For the six months ended December 31, 2002 (unaudited).
(b)  Class C commenced operations March 1, 1998.
(c)  Including net realized gain (loss) on investments.
(d) Had certain expenses not been reduced during the period, total returns would have been lower.
(e)  After giving effect to an expense limitation and fee waiver.
(f) Tax Exempt Money Market Trust had Custodian fee credits totalling $304 during the year ended June 30, 2002.
(g) Tax Exempt Money Market Trust had Custodian fee credits totalling $501 during the six months ended December 31, 2002.
(h)  Computed on an annualized basis for periods less than one year.
(i)  Amount rounds to less than $0.01 per share.

                See accompanying notes to financial statements.

                    Ratios to average net assets:

                                               Net assets,              Expenses after      Net
                                                 end of                     expense      investment
                                               the period    Expenses     reductions       income
                                                 (000's)        (%)           (%)            (%)
                                               -----------   --------   --------------   ----------
CASH MANAGEMENT TRUST - MONEY MARKET SERIES

   Class A,B,C
   12/31/2002(a)                                $ 488,830     0.87(h)        0.87(h)       1.00(h)
   6/30/2002                                      532,048     0.91           0.91          1.75
   6/30/2001                                      545,151     0.84           0.84          5.27
   6/30/2000                                      603,916     0.84           0.84          4.96
   6/30/1999                                      664,609     0.84           0.84          4.46
   6/30/1998(b)                                   607,406     0.84           0.84          4.88

TAX EXEMPT MONEY MARKET TRUST

   Class A, B
   12/31/2002(a)                                $  35,523     1.21(h)        1.21(g)       0.40(h)
   6/30/2002                                       38,497     1.16           1.16(f)       0.86
   6/30/2001                                       47,458     0.86(e)        0.86(e)       3.20
   6/30/2000                                       71,964     0.65(e)        0.65(e)       3.10
   6/30/1999                                       84,879     0.65(e)        0.65(e)       2.76
   6/30/1998                                       73,798     0.60(e)        0.60(e)       3.23

                          NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended December 31, 2002 (unaudited)

1. Organization. CDC Nvest Cash Management Trust - Money Market Series and CDC Nvest Tax Exempt Money Market Trust (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust.

CDC Nvest Cash Management Trust - Money Market Series (the "CMT Money Market Series") offers Class A, Class B and Class C shares. The Trust seeks maximum current income consistent with preservation of capital and liquidity.

CDC Nvest Tax Exempt Money Market Trust (the "Tax Exempt Money Market Trust") offers Class A and Class B shares. The Trust seeks current income exempt from federal income taxes consistent with the preservation of principal.

Shares of the Trusts are sold without a front end sales charge. Shares acquired by exchange of shares of another CDC Nvest stock or bond fund may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The Trusts' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America that require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the Trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

b. Repurchase Agreements. The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Trusts' policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Trust's ability to dispose of the underlying security.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. Each Trust intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its taxable and tax exempt income. Accordingly, no provision for federal income tax has been made. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Long-term gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to deferred Trustee fees.

f. Other. Each Trust invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest rating categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

3. Investment Transactions. For the six months ended December 31, 2002, purchases and sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were as follows:

Trust                                    Purchases                     Sales
-----------------------------         --------------              --------------
CMT Money Market Series               $4,305,006,039              $4,357,831,229
Tax Exempt Money Market Trust             38,168,711                  40,967,229

For the Six Months Ended December 31, 2002 (unaudited)

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to each of the Trusts. Under the terms of the management agreements, each Trust pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Trust's average daily net assets:

                                                         Percentage of Average Daily Net Assets
                                -------------------------------------------------------------------------------------
                                    First          Next           Next           Next           Next          Over
Trust                           $100 million   $400 million   $500 million   $500 million   $500 million   $2 billion
-----------------------------   ------------   ------------   ------------   ------------   ------------   ----------
CMT Money Market Series             0.400%         0.400%         0.375%         0.325%         0.275%        0.225%
Tax Exempt Money Market Trust       0.400%         0.300%         0.300%         0.300%         0.300%        0.300%

For the six months ended December 31, 2002, the management fees for each Trust were as follows:

                                       Management          Percentage of Average
Trust                                     Fee                 Daily Net Assets
-----------------------------          ----------          ---------------------
CMT Money Market Series                $1,075,085                   0.400%
Tax Exempt Money Market Trust              75,537                   0.400%

CDC IXIS Advisers has entered into separate subadvisory agreements for each Trust with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to CDC IXIS Advisers are reduced by payments to the subadviser. CDC IXIS Advisers and Reich & Tang are wholly owned subsidiaries of CDC IXIS Asset Management North America, L.P. Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Trusts.

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Trusts and has subcontracted with Investors Bank & Trust Company to serve as subadministrator. Pursuant to an agreement among the Trusts, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I and CIS, each Trust pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1)  Percentage of Eligible Average Daily Net Assets

                  First             Next               Over
               $5 billion        $5 billion        $10 billion
               ----------        ----------        -----------
                 0.0350%           0.0325%            0.0300%

               or

          (2) Each Trust's pro rata portion, based on eligible assets, of the annual aggregate minimum fee of $2.5 million.

For the six months ended December 31, 2002, amounts paid to CIS for accounting and administrative expense were as follows:

                                        Accounting
                                           and             Percentage of Average
Trust                                 Administrative          Daily Net Assets
-----------------------------         --------------       ---------------------
CMT Money Market Series                 $171,557                   0.063%
Tax Exempt Money Market Trust             11,842                   0.063%

Effective January 1, 2003, the annual aggregate fee to average daily net assets changed to 0.060% on the first $5 billion in average daily net assets, 0.050% on the next $5 billion in average daily net assets, and 0.045% on average daily net assets over $10 billion. The annual aggregate minimum fee also changed to $3.4 million.

For the Six Months Ended December 31, 2002 (unaudited)

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Trust and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Each Trust pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

          (1) Annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all non-networked accounts in money market funds offered within the CDC Nvest Family of Funds for which there are exchange privileges among the Funds.

                      First              Next              Over
                  $650 million       $5 billion       $5.65 billion
                  ------------       ----------       -------------
                      0.239%            0.200%            0.195%

               Each Class of shares is subject to an annual class minimum of $18,000.

               or

          (2) An allocated portion, based on eligible assets, of the annual aggregate minimum fee of $1.5 million.

In addition, pursuant to other servicing agreements, the classes pay service fees to other firms that provide similar services for their own shareholder accounts.

CIS, BFDS and other firms are also reimbursed by the Trusts for out-of-pocket expenses. For the six months ended December 31, 2002, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                    Transfer
                                     Agent
Trust                                 Fee
-----------------------------      --------
CMT Money Market Series            $700,813
Tax Exempt Money Market Trust        57,051

d. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Asset Management Distributors, L.P., CDC IXIS North America, CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated per meeting in excess of four per year, at the rate of $1,750 and $4,500, respectively. These fees are allocated to the various CDC Nvest Funds based on a formula that takes into account, among other factors, the relative net assets of each Trust.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in the Trusts or certain other CDC Nvest Funds on the normal payment date. Deferred amounts remain in the Trusts until distributed in accordance with the Plan.

e. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the Statements of Operations as shareholder reporting. For the year ended December 31, 2002, amounts paid to CIS as compensation for these services were as follows:

                                    Publishing
Trust                              Services Fee
-----------------------------      ------------
CMT Money Market Series               $3,176
Tax Exempt Money Market Trust          2,948

5. Concentration of Credit. At December 31, 2002, the Tax Exempt Money Market Trust had the following concentrations by revenue source in excess of 10% of the Trust's total net assets: Manufacturing (12.1%). The Trust also had more than 10% of its total net assets invested in tax-exempt obligations of Tennessee (10.4.%) and Texas (18.6%).

                              TRUSTEES' INFORMATION

The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

                                   Position(s) Held with                                               Number of Portfolios in
                                   Funds, Length of Time            Principal Occupation(s)           Fund Complex Overseen and
   Name, Age and Address         Served and Term of Office*           During Past 5 Years              Other Directorships held
---------------------------     ----------------------------     ------------------------------     -----------------------------
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (63)           Trustee (2)(3);            Douglas Dillon Professor and       27; Director, Taubman
399 Boylston Street                       19 years               Director for the Belfer Center     Centers, Inc.; Board
Boston, MA 02116                                                 of Science and International       Member, USEC Inc.
                                                                 Affairs, John F. Kennedy
                                                                 School of Government,
                                                                 Harvard University

Daniel M. Cain (58)                Trustee, Chairman (1);        President and CEO, Cain            27; Trustee, Universal
452 Fifth Avenue                          7 years                Brothers & Company, Incor-         Health Realty Income Trust;
New York, NY 10018                                               porated (investment banking)       Director, eBenX, Inc.;
                                                                                                    Director, PASC

Kenneth J. Cowan (71)            Trustee, Chairman (2)(3);       Retired                            27;
399 Boylston Street                       28 years                                                  None
Boston, MA 02116

Richard Darman (59)                   Trustee (2)(3);            Partner, The Carlyle Group         27; Director and Vice
399 Boylston Street                       7 years                (investments); Professor,          Chairman, AES Corporation
Boston, MA 02116                                                 John F. Kennedy School of
                                                                 Government, Harvard
                                                                 University

Sandra O. Moose (61)                    Trustee (1);             Senior Vice President and          27; Director, Verizon
One Exchange Place                        21 years               Director, The Boston               Communications; Director,
Boston, MA 02109                                                 Consulting Group, Inc.             Rohm and Haas Company
                                                                 (management consulting)

John A. Shane (70)                      Trustee (1);             President, Palmer Service          27; Director, Eastern Bank
200 Unicorn Park Drive                    21 years               Corporation (venture capital       Corporation; Director, Gensym
Woburn, MA 01801                                                 organization)                      Corporation; Director,
                                                                                                    Overland Storage, Inc.;
                                                                                                    Director, ABT Associates Inc.

Pendleton P. White (72)               Trustee (2)(3);            Retired                            27;
6 Breckenridge Lane                       22 years                                                  None
Savannah, GA 31411

INTERESTED TRUSTEES

John T. Hailer (42)                 President and Chief          President and Chief Executive      27;
399 Boylston Street             Executive Officer, Trustee;      Officer, CDC IXIS Asset            None**
Boston, MA 02116                          3 years                Management Distributors,
                                                                 L.P.; Senior Vice President,
                                                                 Fidelity Investments

                              TRUSTEES' INFORMATION

                                   Position(s) Held with                                               Number of Portfolios in
                                   Funds, Length of Time            Principal Occupation(s)           Fund Complex Overseen and
   Name, Age and Address         Served and Term of Office*           During Past 5 Years              Other Directorships held
---------------------------     ----------------------------     ------------------------------     -----------------------------
INTERESTED TRUSTEES
(continued)

Peter S. Voss (56)                 Chairman of the Board,        Director, President and Chief      27;
399 Boylston Street                       Trustee;               Executive Officer, CDC IXIS        Trustee of Harris
Boston, MA 02116                          11 years               Asset Management North             Associates Investment
                                                                 America, L.P.                      Trust***

OFFICERS

Mark E. Bradley (43)                     Treasurer;              Senior Vice President, CDC         27;
399 Boylston Street                    Not Applicable            IXIS Asset Management              None
Boston, MA 02116                                                 Services; Senior Vice
                                                                 President, CDC IXIS Asset
                                                                 Management Advisers; Vice
                                                                 President and Assistant
                                                                 Treasurer, MFS Investment
                                                                 Management

John E. Pelletier (38)              Secretary and Clerk;         Senior Vice President,             27;
399 Boylston Street                    Not Applicable            General Counsel, Secretary         None
Boston, MA 02116                                                 and Clerk, CDC IXIS
                                                                 Distribution Corporation;
                                                                 Senior Vice President,
                                                                 General Counsel, Secretary
                                                                 and Clerk, CDC IXIS Asset
                                                                 Management Distributors,
                                                                 L.P.; Senior Vice President,
                                                                 General Counsel, Secretary
                                                                 and Clerk, CDC IXIS Asset
                                                                 Management Advisers, L.P.;
                                                                 Executive Vice President,
                                                                 General Counsel, Secretary,
                                                                 Clerk and Director, CDC
                                                                 IXIS Asset Management
                                                                 Services, Inc.

(1)  Member of Audit Committee.
(2)  Member of Contract Review Committee.
(3)  Member of Governance Committee.

* All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72.
** Mr. Hailer is an "interested person" of the CDC Nvest Funds because he holds the following positions with affiliated persons of the CDC Nvest Funds Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation; President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P.
*** Mr. Voss is an "interested person" of the CDC Nvest Funds because he holds the following positions with affiliated persons of the CDC Nvest Funds
     Trusts: Director of CDC IXIS Asset Management Services; Director of CDC IXIS Asset Management Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates, Inc. Director of AEW Capital Management, Inc; Director of Harris Associates, Inc; Director of Jurika & Voyles, Inc.; Director of Loomis, Sayles & Company, Inc.; Director of Reich & Tang Asset Management Inc.; Director of Westpeak Global Advisors, Inc.; Director of Vaughan, Nelson, Scarborough & McCullough, Inc.

                                 CDC NVEST FUNDS

                         CDC Nvest AEW Real Estate Fund
                             CDC Nvest Balanced Fund
                           CDC Nvest Bond Income Fund
                          CDC Nvest Capital Growth Fund
             CDC Nvest Cash Management Trust -- Money Market Series*
                      CDC Nvest Government Securities Fund
                        CDC Nvest Growth and Income Fund
                           CDC Nvest High Income Fund
                       CDC Nvest International Equity Fund
                  CDC Nvest Jurika & Voyles Relative Value Fund
                 CDC Nvest Jurika & Voyles Small Cap Growth Fund
                         CDC Nvest Large Cap Growth Fund
                         CDC Nvest Large Cap Value Fund
                   CDC Nvest Limited Term U.S. Government Fund
                  CDC Nvest Massachusetts Tax Free Income Fund
                         CDC Nvest Municipal Income Fund
                              CDC Nvest Select Fund
                         CDC Nvest Short Term Bond Fund
                          CDC Nvest Star Advisers Fund
                           CDC Nvest Star Growth Fund
                          CDC Nvest Star Small Cap Fund
                            CDC Nvest Star Value Fund
                          CDC Nvest Star Worldwide Fund
                         CDC Nvest Strategic Income Fund
                         CDC Nvest Targeted Equity Fund
                    CDC Nvest Tax Exempt Money Market Trust*

               *Investments in money market funds are not insured or guaranteed by the FDIC or any government agency.

                              INVESTMENT MANAGERS

                          AEW Management and Advisors
                           Capital Growth Management
                          Hansberger Global Investors
                        Harris Associates/Oakmark Funds
                                Jurika & Voyles
                            Loomis, Sayles & Company
                                Mercury Advisors
                                 Miller Anderson
                         Reich & Tang Asset Management
                            RS Investment Management
                       Salomon Brothers Asset Management
                    Vaughan, Nelson, Scarborough & McCullough
                            Westpeak Global Advisors


For current fund performance, ask your financial representative, access the CDC
    Nvest Funds website at www.cdcnvestfunds.com, or call CDC Nvest Funds at 800-225-5478 for the current edition of Fund Facts.

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the fund's current prospectus, which contains information about sales charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

CDC IXIS Asset Management Distributors, L.P., and other firms selling shares of
 CDC Nvest Funds are members of the National Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives.
    Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their website at www.NASD.com.

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                                                                PRESORT STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  BROCKTON, MA
                                                                 PERMIT NO. 770
                                                                ----------------


                            [LOGO OF CDC NVEST FUNDS]


                              ---------------------
                                  P.O. Box 8551

                              Boston, Massachusetts

                                   02266-8551
                              ---------------------

                              www.cdcnvestfunds.com
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